UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
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              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng            New York, New York        October 23, 2007
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          14
                                                 -----------------
Form 13F Information Table Value Total:          95,957.00
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AEGEAN MARINE PETROLEUM
NETWORK INC                 COM        Y0017S102       4,239    116,900    SH              SOLE                116,900    0
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APACHE CORP                 COM        037411105      11,730    130,244    SH              SOLE                130,244    0
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BAKER HUGHES INC            COM        057224107       6,326     70,000    SH              SOLE                 70,000    0
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CONOCOPHILLIPS              COM        20825C104       4,871     55,500    SH              SOLE                 55,500    0
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CYTEC INDS INC              COM        232820100       9,363    136,901    SH              SOLE                136,901    0
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DIANA SHIPPING INC          COM        Y2066G104       1,140     40,000    SH              SOLE                 40,000    0
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EQUITABLE RESOURCES INC     COM        294549100       5,120     98,700    SH              SOLE                 98,700    0
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FREEPORT-MCMORAN
COPPER & GOLD               COM        35671D857       8,139     77,600    SH              SOLE                 77,600    0
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HERCULES INC.               COM        427056106       8,618    410,000    SH              SOLE                410,000    0
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INGERSOLL-RAND
COMPANY LTD                 CL A       G4776G101       2,578     47,327    SH              SOLE                 47,327    0
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STREETTRACKS GOLD
TRUST ETF                   GOLD SHS   863307104       2,199     29,917    SH              SOLE                 29,917    0
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TITANIUM METALS CORP        COM        888339207      11,410    340,000    SH              SOLE                340,000    0
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TODD SHIPYARDS CORP         COM        889039103       4,100    174,600    SH              SOLE                174,600    0
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WEATHERFORD
INTERNATIONAL LTD           COM        G95089101      16,124    240,010    SH              SOLE                240,010    0
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